Intangible Assets - Summary of Carrying Amount of Goodwill and Intangibles Allocated to Each of CGUs (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	$ 513,803	$ 426,579	$ 412,918
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	308,033	311,274	308,034
Routes [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	34,299	36,503	38,707
Trademarks 1 [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	3,959	3,938	$ 3,938
Avianca Ecuador S.A [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	32,979	32,979
Grupo Taca Holdings Limited [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	234,779	234,779
Tampa Cargo S.A.S. [member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	40,276	40,276
Tampa Cargo S.A.S. [member] | Routes [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	23,463	23,463
Tampa Cargo S.A.S. [member] | Trademarks 1 [member]
Disclosure of information for cash-generating units [line items]
Intangible assets and goodwill	$ 3,938	$ 3,938